INCOME TAX (Details Textual) - 3 months ended Mar. 31, 2015 - USD ($) $ in Millions	Total
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	35.00%
Discontinued Operation, Provision for Loss (Gain) on Disposal, Net of Tax	$ 10.5